Stock-Based Compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock [Member]
Summary of grants of restricted stock to certain officers, key employees and non-employee directors
Weighted-average fair value of restricted stock granted during the year (in dollars per share)	$ 285.88	$ 191.60	$ 163.63